PROFIT (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
PROFIT (LOSS) PER SHARE

NOTE 7 - PROFIT (LOSS) PER SHARE

a.	Basic

Profit (Loss) per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of ordinary shares in issue (in thousands excluding loss per share data):

	Six months ended on June 30		Three months ended June 30
	2026	2025	2026	2025
Profit (Loss) for the period attributed to holders of ordinary shares (US Dollars in thousands)	(8,837)	18,808	(10,117)	11,652
Weighted average of number of ordinary shares in issue (in thousands)	37,434	36,814	37,575	36,913
Basic profit (Loss) per ordinary share (in dollars)	(0.236)	0.511	(0.269)	0.316

b.	Diluted

Diluted earnings per share are calculated by adjusting the weighted average number of outstanding shares while including potential ordinary shares with dilutive effect:

	Six months ended on June 30		Three months ended June 30
	2026	2025	2026	2025
Profit (Loss) for the period attributed to holders of ordinary shares (US Dollars in thousands)	(8,837)	18,808	(10,117)	11,652
Weighted average number of ordinary shares issued and used for the calculation of basic earnings per share (US Dollars in thoudands)	37,434	36,814	37,575	36,913
Adjustment for weighted average number of additional shares from exercise of options and RSUs (in thousands)	0	984	0	873
Weighted average number of shares for calculation of diluted earnings per share (in thousands)	37,434	37,798	37,575	37,786
Diluted profit (Loss) per ordinary share (in dollars)	(0.236)	0.498	(0.269)	0.308